Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation [Abstract]
Asset retirement obligations

	U.S.	TDS		TDS
(Dollars in thousands)	Cellular	Telecom	Other	Consolidated
Balance December 31, 2013	$195,568	$75,395	$4,275	$275,238
Additional liabilities accrued	2,507	2,400	-	4,907
Revisions in estimated cash outflows	(2,792)	1,777	23	(992)
Disposition of assets	(44,403)	(882)	(957)	(46,242)
Accretion expense	12,534	4,723	249	17,506
Transferred to Liabilities held for sale	(10,902)	(177)	(306)	(11,385)
Balance December 31, 2014 (1)	$152,512	$83,236	$3,284	$239,032

Balance December 31, 2012	$179,607	$69,969	$4,034	$253,610
Additional liabilities accrued	635	3,667	-	4,302
Revisions in estimated cash outflows	6,268	(2,562)	-	3,706
Disposition of assets	(3,534)	(577)	-	(4,111)
Accretion expense	12,592	4,898	241	17,731
Balance December 31, 2013 (1)	$195,568	$75,395	$4,275	$275,238

(1)	The total amount of asset retirement obligations related to the Divestiture Transaction and Airadigm Transaction included in Other current liabilities was $9.1 million and $37.7 million as of December 31, 2014 and 2013, respectively.